                                                                      EXHIBIT 99


DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.
--------------------------------------------------------------------------------

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JUN-06

DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY SERVICER'S CERTIFICATE(KM) PAGE 1 OF 2

  Payment Determination Statement Number                           3
  Distribution Date                                         8-Jun-06
  Record Date                                               7-Jun-06

  DATES COVERED                          FROM AND INCLUDING    TO AND INCLUDING
  -------------                          ------------------    ----------------
  Collections Period                              1-May-06            31-May-06
  Accrual Period                                  8-May-06             7-Jun-06
  30/360 Days                                           30
  Actual/360 Days                                       31

                                              NUMBER OF
  COLLATERAL POOL BALANCE DATA                 ACCOUNTS           $ AMOUNT
  ----------------------------                 --------           --------

  Pool Balance - Beginning of Period           92,958         $1,498,067,609.24
  Collections of Installment Principal                            33,742,386.65
  Collections Attributable to Full Payoffs                        25,096,178.60
  Principal Amount of Repurchases                                          0.00
  Principal Amount of Gross Losses                                   630,608.59
                                                              -----------------
  Pool Balance - End of Period(EOP)            90,408         $1,438,598,435.40
                                                              =================

  POOL STATISTICS                                                 END OF PERIOD
  ---------------                                                 -------------
  Initial Pool Balance (Pool Balance at the Purchase Date)    $1,631,098,710.56
  Pool Factor (Pool Balance as a % of Initial Pool Balance)               88.20%

  Ending Overcollateralization(O/C) Amount                      $130,291,014.37
  Coverage Ratio (Ending Pool Balance as a % of Ending Notes)           109.959%

  Cumulative Net Losses                                             $396,992.00
  Net Loss Ratio (3 mos weighted avg.)                                    0.102%
  Cumulative Recovery Ratio                                              53.440%

  Delinquency Information:(1)                                          $ AMOUNT   % OF EOP POOL BAL.   # OF ACCOUNTS
                                                                       --------   ------------------   -------------
     31-60 Days Delinquent                                        10,549,401.33              0.733%              657
     61-90 Days Delinquent                                         1,220,570.01              0.085%               69
     91-120 Days Delinquent                                          117,507.78              0.008%                6
     121 Days or More Delinquent                                           0.00              0.000%                0
     Reposessions                                                  1,638,029.78              0.114%               85

     (1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

  60+ Days Delinquency Amount                                      2,976,107.57
  60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                      0.10764%

                                                                    CURRENT MONTH   PRIOR MONTH
                                                                    -------------   -----------
  Weighted Average A.P.R.                                                 6.826%         6.833%
  Weighted Average Remaining Term (months)                                48.36           48.22
  Weighted Average Seasoning (months)                                     15.55           14.60

  CASH SOURCES                                                                     O/C RELEASE   (Prospectus pg S31-S32)
  ------------                                                                     -----------
     Collections of Installment Principal                        $33,742,386.65    Pool Balance                   $1,438,598,435.40
     Collections Attributable to Full Payoffs                     25,096,178.60    Yield Supplement O/C Amount       (85,425,486.46)
                                                                                                                  ------------------
     Principal Amount of Repurchases                                       0.00    Adjusted Pool Balance          $1,353,172,948.94
     Recoveries on Loss Accounts                                     346,491.56
     Collections of Interest                                       8,869,085.11    Total Securities               $1,308,307,421.03
                                                                                                                  ------------------
     Investment Earnings                                             178,125.67
     Reserve Account                                               3,767,500.00    Adjusted O/C Amount               $44,865,527.91
                                                                 ---------------
     TOTAL SOURCES                                               $71,999,767.59
                                                                 ===============
                                                                                   Target Overcollateralization
                                                                                     Amount                          $67,658,647.45

  CASH USES
  ---------

       Servicer Fee                                               $1,248,389.67
       A Note Interest                                             5,536,844.14    O/C Release Period?                    No
       Priority Principal Distribution Amount                              0.00
                                                                                   O/C Release                               $0.00
       B Note Interest                                               193,606.67

       Reserve Fund                                                3,767,500.00
       Regular Principal Distribution Amount                      61,253,427.11
       Distribution to Certificateholders                                  0.00
                                                                 ---------------
       TOTAL CASH USES                                           $71,999,767.59
                                                                 ===============

  ADMINISTRATIVE PAYMENT
  Total Principal and Interest Sources                           $71,999,767.59
  Investment Earnings in Trust Account                              (178,125.67)
  Daily Collections Remitted                                     (68,277,151.04)
  Cash Reserve in Trust Account                                   (3,767,500.00)
  Servicer Fee (withheld)                                         (1,248,389.67)
  O/C Release to Seller                                                    0.00
                                                                 ---------------
       PAYMENT DUE TO/(FROM) TRUST ACCOUNT                       ($1,471,398.79)
                                                                 ===============

                                       Beginning             Ending          Principal     Principal per   Interest        Interest
  NOTES                                 Balance              Balance
  -----                              ------------------                    ---------------------------------------------------------
                                                                             Payment         $1000 Face     Payment       $1000 Face
  Class A-1  307,000,000.00 @ 4.7914%   169,560,848.14      108,307,421.03   61,253,427.11   199.5225639      699,595.81   2.2788137
  Class A-2  485,000,000.00 @ 5.06%     485,000,000.00      485,000,000.00            0.00     0.0000000    2,045,083.33   4.2166667
  Class A-3  510,000,000.00 @ 5.00%     510,000,000.00      510,000,000.00            0.00     0.0000000    2,125,000.00   4.1666667
  Class A-4  159,800,000.00 @ 5.01%     159,800,000.00      159,800,000.00            0.00     0.0000000      667,165.00   4.1750000
  Class B 45,200,000.00 @ 5.14%          45,200,000.00       45,200,000.00            0.00     0.0000000      193,606.67   4.2833334
                                     ------------------  ---------------------------------                 -------------
     Total Notes                     $1,369,560,848.14   $1,308,307,421.03  $61,253,427.11                 $5,730,450.81
                                     ==================  =================================                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31
                                                                                --